WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Warrants
SCHEDULE OF WARRANT ACTIVITIES

A summary of the Company’s outstanding warrants as of September 30, 2024 is as follows.

			Weight
		Weighted	Average
	Number of	Average Exercise	Remaining Contract	Intrinsic
	Warrants	Price	Term	Value
Outstanding, March 31, 2024	632,900	$10	1.35	$—
Issued	—	—	—	—
Expired	—	—	—	—
Exercised	(25,400)	10	—	—
Outstanding, September 30, 2024	607,500	$10	0.62	$—

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, March 31, 2023	663,500	$10.00	1.21	$—
Issued	—	$—	—
Expired	—	$—	—
Exercised	(30,600)	$—	—
Outstanding, March 31, 2024	632,900	$10.00	1.35	$—